Debt With Related Parties - Additional Information (Details) $ in Thousands			12 Months Ended
		Oct. 23, 2023 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes								$ 449,716
Key management personnel compensation			$ 644,707	$ 515,483	$ 411,449
Key management personnel compensation expense for other bonuses	[1]		148,189	58,620	51,150
Key management personnel compensation, share-based payments			418,943	334,493	250,375
Related parties
Disclosure of transactions between related parties [line items]
Senior notes	[2]					$ 100,397,329,000
Principal amount	[2]							1,665,422
Third parties
Disclosure of transactions between related parties [line items]
Key management personnel compensation			$ 748,907	$ 515,483	$ 411,449
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes								4,178,912
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						$ 94,747,329,000	[2]	4,158,458
Principal amount	[2]							$ 1,592,780
Maturity				Dec 2026
Interest Rate						14.00%		14.00%
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes								$ 20,454
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes								213,387
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						$ 5,000,000,000	[2]	179,245
Principal amount	[2]							$ 70,953
Maturity				Dec 2026
Interest Rate						15.00%		15.00%
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes								$ 34,142
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes								17,867
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes						$ 650,000,000	[2]	2,749
Principal amount	[2]							$ 1,689
Maturity				Dec 2026
Interest Rate						14.00%		14.00%
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes								$ 15,118
BBB Foods Inc. | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes		$ 4,100,000									$ 94,747,329
Advisory fee		400,000
BBB Foods Inc. | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due			99.50%
BBB Foods Inc. | Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due			0.50%
BBB Foods Inc. | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes										$ 5,000,000
Original term of debt				9 years
Additional payments		$ 230,000
BBB Foods Inc. | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes								59,748
Percentage of principal amount due			84.00%
BBB Foods Inc. | 2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due			16.00%
BBB Foods Inc. | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes									$ 650,000
Original term of debt			6 years
Extended maturity date		Dec. 31, 2026
BBB Foods Inc. | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes								$ 2,749
Percentage of principal amount due			84.60%
BBB Foods Inc. | 2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due			15.40%

[1]	The outstanding amount payable of these bonuses as of December 31, 2024 and 2023 is Ps.58,702 and Ps.35,269, respectively. (See Note 13).
[2]	These amounts correspond only to the portion due to related parties; the remaining balance is disclosed as debt (See Note 14).